Label	Element	Value
Pzena Long/Short Value Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ck0001027596_SupplementTextBlock
October 17, 2014

Pzena Mid Cap Focused Value Fund

Pzena Emerging Markets Focused Value Fund

Pzena Long/Short Value Fund

Each, a series of Advisors Series Trust

Investor Class

Institutional Class

Supplement to the Summary Prospectuses, Prospectus, and Statement of Additional

Information (“SAI”), each dated March 31, 2014, as supplemented on June 23, 2014 (with respect to the Pzena Long/Short Value Fund)

Effective October 17, 2014, upon the recommendation of Pzena Investment Management, LLC (the “Adviser”), investment adviser to the Pzena Mid Cap Focused Value Fund, Pzena Emerging Markets Focused Value Fund, and the Pzena Long/Short Value Fund (each a “Fund” and collectively, the “Funds”), each Fund’s principal investment strategies are being revised to allow for investments in real estate investment trusts as a principal strategy.  In connection with this change, effective October 17, 2014, the following modifications are made to the Funds’ Summary Prospectuses, Prospectus, and SAI.

Risk/Return [Heading]	rr_RiskReturnHeading	Pzena Long/Short Value Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The following sentence is added as the last sentence of the first paragraph of each Fund’s “Principal Investment Strategies” section:

Summary Prospectus and Prospectus:

The Fund may also invest in real estate investment trusts (“REITs”).

Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
The following risk is added to each Fund’s “Principal Risks” section before “New Fund Risk”:

Summary Prospectus and Prospectus:

•
Real Estate Investment Trust (REIT) Risk.  Investments in REITs will be subject to the risks associated with the direct ownership of real estate and annual compliance with tax rules applicable to REITs.  Risks commonly associated with the direct ownership of real estate include fluctuations in the value of underlying properties, defaults by borrowers or tenants, changes in interest rates and risks related to general or local economic conditions.

Risk Closing [Text Block]	rr_RiskClosingTextBlock	Please retain this Supplement with your Summary Prospectus, Prospectus and SAI for future reference.